Memorandum items (Tables)	12 Months Ended
Dec. 31, 2020
Memorandum items
Schedule of contingent liabilities and commitments

		More than	More than
		1 year but	3 years but
	Less than	less than	less than	Over
	1 year	3 years	5 years	5 years	2020	2019
	£m	£m	£m	£m	£m	£m

Guarantees	1,044	308	159	733	2,244	2,757
Other contingent liabilities	1,219	491	42	569	2,321	2,478
Standby facilities, credit lines and other commitments	62,794	27,476	26,483	7,414	124,167	119,760
Contingent liabilities and commitments	65,057	28,275	26,684	8,716	128,732	124,995

Note:

(1)	The maturity of contingent liabilities and commitment is based on the expiry of the agreement between NatWest Group and the customer.

Schedule of contractual obligations for future expenditure not provided for in the accounts

	2020	2019
	£m	£m
Capital expenditure on property, plant and equipment	15	20
Contracts to purchase goods or services (1)	729	614
	744	634

Note:

(1)	Of which due within 1 year: £267 million (2019 - £285 million).